Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Accrued Liabilities
Accrued vacation and employee benefits	$ 1,519	$ 992	$ 762
Accrued bonuses	513	354	268
Accrued commissions and salary	1,309	1,716	913
Accrued liabilities	$ 3,341	$ 3,062	$ 1,943